Note 20 - Estimated Fair Value of Financial Instruments (Details) - Quantitive Information about Level 3 Fair Value Measurements on Non-recurring Basis	12 Months Ended
Dec. 31, 2014
Sales Comparison Approach (Member) | Residential 1-4 Family [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%
Sales Comparison Approach (Member) | Residential 1-4 Family [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	20.00%
Sales Comparison Approach (Member) | Residential 1-4 Family [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Sales Comparison Approach (Member) | Real Estate Commercial [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%
Sales Comparison Approach (Member) | Real Estate Commercial [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	20.00%
Sales Comparison Approach (Member) | Real Estate Commercial [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Sales Comparison Approach (Member) | Real Estate Commercial [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%
Sales Comparison Approach (Member) | Real Estate Commercial [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	20.00%
Sales Comparison Approach (Member) | Real Estate Commercial [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Sales Comparison Approach (Member) | Commercial [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%
Sales Comparison Approach (Member) | Commercial [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	20.00%
Sales Comparison Approach (Member) | Commercial [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Income Approach Valuation Technique [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	8.00%
Income Approach Valuation Technique [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	12.00%
Income Approach Valuation Technique [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Income approach
Unobservable Inputs	Capitalization Rate
Income Approach Valuation Technique [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	8.00%
Income Approach Valuation Technique [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	12.00%
Income Approach Valuation Technique [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Techniques	Income approach
Unobservable Inputs	Capitalization Rate